Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Oct. 27, 2017 CNY (¥)
Related party transactions
Amount due to related parties		¥ (54,342)		$ (31,360)	¥ (215,614)
Amount due from related parties		10,796,561		$ 456,151	3,136,265
Lexin Group
Related party transactions
Amount due to related parties		(1,367)
Lexin Group | Services and sales of goods
Related party transactions
Revenues		543,304	¥ 667,495
Tencent Group
Related party transactions
Amount due from related parties		595,105			862,781
Tencent Group | Commission service revenue from cooperation on advertising business
Related party transactions
Revenues	¥ 345,186	260,572	184,241
Tencent Group | Services
Related party transactions
Revenues	276,728	31,505	52
Tencent Group | Services and purchases
Related party transactions
Operating expenses	1,175,849	674,727	244,644
Dada Group
Related party transactions
Amount due to related parties		(7,378)			(118,135)
Dada Group | Services and sales of goods
Related party transactions
Revenues	60,197	38,165	124,092
Dada Group | Services
Related party transactions
Operating expenses	938,627	694,207	136,515
Dada Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	62,129	62,195	41,409
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(331,354)			(269,225)
Dada Group | Non-compete agreement
Related party transactions
Other income	78,771	80,447	53,186
Other liabilities		(415,082)			(354,236)
Shanghai Icson Group | Services and purchases
Related party transactions
Operating expenses			20,871
Bitauto Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	608,844	609,055	610,722
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(1,379,965)			(771,121)
Tuniu Group
Related party transactions
Amount due to related parties		(5,451)			(585)
Tuniu Group | Traffic support, marketing and promotion services
Related party transactions
Revenues	132,008	132,042	132,405
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(346,568)			(214,560)
JD Digits
Related party transactions
Amount of over-due receivable transferred		497,239	423,356		242,473
JD Digits | Services and sales of goods
Related party transactions
Revenues	403,487	181,307	191,524
JD Digits | Traffic support, marketing and promotion services
Related party transactions
Revenues	45,606	90,506	101,114
JD Digits | Payment processing and other services
Related party transactions
Operating expenses	3,930,847	2,936,416	1,669,840
Amount due to related party for payment processing services	1,055,239	793,218	553,612
JD Digits | Loan
Related party transactions
Other income	¥ 179,556	871,014	¥ 533,180
Amount due from related parties		11,747,066			4,427,907
JD Digits | Other receivables from/(payables to)
Related party transactions
Amount due from related parties		328,969
Amount due to related parties					(525,669)
JD Digits | Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivable transferred with recourse and not derecognized		167,897			1,387,774
Accounts receivables transferred without recourse and derecognized		1,583,968			9,854,493
Major related parties
Related party transactions
Amount due from related parties		12,671,140			4,765,019
Amount due to related parties		(14,196)			(118,720)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		(2,057,887)			(1,254,906)
Other liabilities		(415,082)			(354,236)
Related parties, other than the major related parties
Related party transactions
Amount due from related parties		¥ 21,621			¥ 267,446
Amount due from related parties as a percentage of total accounts receivable, net and prepayments and other current assets		0.12%		1.79%	1.79%
Amount due to and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties		¥ 69,329			¥ 168,621
Amount due to and deferred revenues from related parties as a percentage of total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities		0.07%		0.15%	0.15%
Related parties, other than the major related parties | Total net revenues | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.06%	0.01%	0.02%
Related parties, other than the major related parties | Total operating expenses | Related parties concentration risk
Related party transactions
Concentration risk (as a percentage)	0.14%	0.07%	0.03%
Yixin Group
Related party transactions
Bridge loan to related party						¥ 1,000,000